Parent Company Only Condensed Financial Information - Condensed Statements of Comprehensive Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Operating expenses:
Operating Costs and Expenses, Total	¥ 24,936,496	$ 3,615,452	¥ 26,451,146	¥ 14,497,967
Loss from operations	(762,789)	(110,594)	(6,346,841)	(3,159,487)
Interest income	93,035	13,489	45,324	16,244
Interest expenses	133,714	19,387	85,151	38,758
Net loss	(806,883)	(116,987)	(6,429,059)	(3,176,914)
Accretions of redeemable convertible preferred shares	7,490	1,086
Net loss attributable to ordinary shareholders	(814,373)	(118,073)	(6,717,439)	(3,497,215)
Other comprehensive income/(loss), net of tax of nil:
Foreign currency translation adjustments	172,356	24,989	(161,281)	(53,370)
Comprehensive loss	(634,527)	(91,998)	(6,590,340)	(3,230,284)
Comprehensive loss attributable to ordinary shareholders	(642,017)	(93,084)	(6,878,720)	(3,550,585)
Parent Company [Member]
Operating expenses:
General and administrative expenses	(578,473)	(83,871)	(271,436)	(142,186)
Operating Costs and Expenses, Total	(578,473)	(83,871)	(271,436)	(142,186)
Loss from operations	(578,473)	(83,871)	(271,436)	(142,186)
Interest income	1,670	242	8,611	7,699
Interest expenses	0	0	0	(21,334)
Other expenses	0	0	0	(29,141)
Changes in fair value of warrant liabilities	0	0	(44,457)	11,450
Share of losses in subsidiaries	(237,570)	(34,444)	(6,121,777)	(3,003,402)
Net loss	(814,373)	(118,073)	(6,429,059)	(3,176,914)
Accretions of redeemable convertible preferred shares	0	0	(288,380)	(320,301)
Net loss attributable to ordinary shareholders	(814,373)	(118,073)	(6,717,439)	(3,497,215)
Other comprehensive income/(loss), net of tax of nil:
Foreign currency translation adjustments	172,356	24,989	(161,281)	(53,370)
Comprehensive loss	(642,017)	(93,084)	(6,590,340)	(3,230,284)
Comprehensive loss attributable to ordinary shareholders	¥ (642,017)	$ (93,084)	¥ (6,878,720)	¥ (3,550,585)